Earnings / (Loss) Per Common Share	6 Months Ended
Jun. 30, 2022
Earnings / (Loss) Per Common Share [Abstract]
Earnings / (Loss) Per Common Share
10.	Earnings / (Loss) Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted earnings / (loss) per share for the six months ended June 30, 2021 and 2022 are as follows:

	Six months ended June 30,
	2021	2022
Net Income	1,682	8,605
Less: Dividends of Preferred shares	(915)	(7,322)
Less: Deemed dividend equivalents on Series F Shares related to redemption value	-	(14,400)
Gain / (loss) attributable to common shareholders	767	(13,117)

Earnings / (loss) per share:
Weighted average common shares outstanding, basic	1,991,598	2,132,179

Earnings / (loss) per share, basic and diluted	0.39	(6.15)

For the period ended June 30, 2021 and 2022 no dilutive shares were included in the computation of diluted Earnings / (loss) per common share because to do so would have been antidilutive for the periods presented.

The weighted average number of common shares used in the basic and diluted Earnings / (loss) per common share calculations for the period ended June 30, 2022 includes the Pre-Funded Warrants issued in connection with the Company’s June 2022 Registered Direct Offering (see Note 9) as the Pre-Funded Warrants are fully vested and are exercisable at any time for a negligible cash consideration.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise or conversion price could be less than the average market price of the common shares.

	Six months ended June 30,
	2021	2022
June 2022 Private Placement Warrants	-	282,740
Series E Shares	599,148	974,782
Potentially dilutive securities	599,148	1,257,522

The Company used the treasury stock method to calculate the dilutive shares relating to a potential exercise of June 2022 Private Placement Warrants and the if-converted method to calculate the dilutive shares relating to a potential conversion of Series E Shares weighted for the period the Series E Shares were outstanding.